360 FUNDS

Crow Point Alternative Income Fund (the “Fund”)

(Ticker Symbol: AAIFX)

Supplement dated May 10, 2018

To the Fund’s Prospectus dated January 29, 2018

This Supplement revises information in the Fund’s prospectus dated January 29, 2018. If you would like another copy of the Fund’s prospectus, call us at 877-244-6235 or write to us at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 to request a free copy.

The following changes are made with respect to the Fund’s Prospectus:

ADMINISTRATION

The following information under the section titled “Custodian” in the ADMINISTRATION section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Custodian. Fifth Third Bank (the “Custodian”) serves as the custodian of the Fund’s securities.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

360 FUNDS

Crow Point Alternative Income Fund (the “Fund”)

(Ticker Symbol: AAIFX)

Supplement dated May 10, 2018

To the Fund’s Statement of Additional Information dated January 29, 2018

This Supplement revises information in the Fund’s Statement of Additional Information (“SAI”) dated January 29, 2018. If you would like a copy of the Fund’s SAI, call us at 877-244-6235 or write to us at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 to request a free copy.

The following changes are made with respect to the Fund’s SAI:

MANAGEMENT AND ADMINISTRATION

The following information under the MANAGEMENT AND ADMINISTRATION section of the Fund’s SAI is hereby deleted and replaced in its entirety with the following:

Custodian. Fifth Third Bank (“Custodian”), 38 Fountain Square Plaza, Cincinnati, OH 45263, serves as custodian for the Fund’s assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian.

* * * * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE